Short Term Investments (Details) - Short term investments consist of the following:	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Short Term Investments (Details) - Short term investments consist of the following: [Line Items]
Marketable securities	¥ 435,659,383	$ 61,510,354	¥ 38,448,624
Level 1 [Member]
Short Term Investments (Details) - Short term investments consist of the following: [Line Items]
Marketable securities	¥ 435,659,383		¥ 38,448,624